OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ASSETS
Schedule of other assets

	2018	2017
		(restated, note 1(b))

Contract assets[1]	$204,853	$183,611
Contract costs[2]	103,026	102,965
Other	2,634	2,969
	310,513	289,545
Less current portion of contract assets	(144,360)	(132,795)
Less current portion of contract costs (included in “Other current assets”)	(53,409)	(55,894)
	$112,744	$100,856

[1]

Impairment loss on contract assets resulting from mobile contracts being cancelled prior their initial term amounted to $25.8 million in 2018 ($16.1 million in 2017 and $12.0 million in 2016), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.

[2]	Amortization amounted to $63.2 million in 2018 ($59.4 million in 2017 and $51.0 million in 2016).